Note 5 - Segmental Financial Information (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Segment Reporting [Table Text Block]
For the six-month period ended June 30, 2026
	Container vessels segment	NML	Total
Voyage revenue	$402,311	$-	$402,311
Income from investments in leaseback vessels	-	17,932	17,932
Total revenues	$402,311	$17,932	$420,243

Less (1):
Voyage expenses	(30,859)	-
Voyage expenses-related parties	(5,032)	-
Vessels’ operating expenses	(84,089)	-
Interest and finance costs	(31,157)	(5,352)
Other segment items (2)	(76,522)	-
Segment profit	$174,652	$12,580	$187,232

Reconciliation of segment profit or loss:
General and administrative expenses			(6,842)
General and administrative expenses – related parties			(6,085)
Management fees-related parties			(14,784)
Foreign exchange losses			(976)
Interest income			6,652
Other, net			278
Gain on derivative instruments, net			326
Net income from continuing operations			$165,801
For the six-month period ended June 30, 2025
	Container vessels segment	NML	Total
Voyage revenue	$428,078	$-	$428,078
Income from investments in leaseback vessels	-	12,682	12,682
Total revenues	$428,078	$12,682	$440,760

Less (1):
Voyage expenses	(23,383)	-
Voyage expenses-related parties	(5,819)	-
Vessels’ operating expenses	(79,171)	-
Interest and finance costs	(39,727)	(5,483)
Other segment items (2)	(73,022)	-
Segment profit	$206,956	$7,199	$214,155

Reconciliation of segment profit or loss:
General and administrative expenses			(5,781)
General and administrative expenses – related parties			(4,294)
Management fees-related parties			(14,178)
Foreign exchange gains			2,571
Interest income			11,779
Other, net			27
Gain on derivative instruments, net			13,767
Net income from continuing operations			$218,046
As of June 30, 2026
	Container vessels segment	NML	Total assets
Total Assets	$3,589,602	$419,108	$4,008,710
As of December 31, 2025
	Container vessels segment	NML	Total assets
Total Assets	$3,416,122	$446,540	$3,862,662